NOTES PAYABLE AND OTHER DEBT (Convertible Debt) (Details)							1 Months Ended			3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 24, 2016 USD ($)	Jul. 30, 2015 USD ($) day $ / shares	Apr. 30, 2015 USD ($)	Sep. 24, 2014 USD ($)	Jul. 02, 2012 USD ($) $ / shares	Oct. 26, 2010 USD ($)	Mar. 28, 2014 USD ($) $ / shares	Apr. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Mar. 31, 2015 USD ($) day $ / shares shares	Sep. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Aug. 01, 2015 USD ($)	Jul. 31, 2015 USD ($)	Jul. 29, 2015 $ / shares	May 05, 2015	May 01, 2015 USD ($)	Apr. 01, 2015 USD ($)	Aug. 31, 2014 $ / shares	Aug. 21, 2014	Oct. 26, 2013	Oct. 22, 2012	Jul. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Oct. 14, 2011
Debt Instrument [Line Items]
Proceeds from issuance of debt				$ 500,000
Fixed interest rate (as a percent)															8.00%
Conversion of debt to equity																		$ 0	$ 6,930,000
Loss on extinguishment of debt										$ 0	$ 0					$ 0	$ (680,000)	(680,000)	(1,803,000)
Proceeds from convertible debt																$ 0	2,049,000	2,049,000	$ 6,055,000
Maximum borrowing capacity			$ 5,750,000									$ 8,800,000								$ 5,750,000				$ 3,750,000	$ 6,000,000
Repayment of debt	$ 3,900,000		6,500,000	$ 4,500,000.0
Convertible debt surrendered and cancelled							$ 400,000.0
Convertible debt repaid													$ 6,500,000	$ 4,000,000
Notes Reduction, 2014 Notes Surrendered and Cancelled in Payment for 2015 Notes																	$ 5,651,000
Debt Instrument, Face Amount															$ 6,400,000
Convertible debt issued in 2010
Debt Instrument [Line Items]
Proceeds from issuance of debt						$ 11,100,000.0
Fixed interest rate (as a percent)																												12.00%			10.00%
Conversion price (in dollars per share) | $ / shares																										$ 3.73
Conversion of debt to equity																		6,942,328
Loss on extinguishment of debt																		$ (1,800,000)
Stock dividend (as a percent)																													5.00%
Subordinated Convertible Notes Issued in 2011
Debt Instrument [Line Items]
Fixed interest rate (as a percent)																		10.00%
Conversion price (in dollars per share) | $ / shares																		$ 4.80
Stock dividend (as a percent)																													5.00%			5.00%
Debt Instrument, Face Amount																															$ 4,500,000.0
Subordinated convertible debt
Debt Instrument [Line Items]
Proceeds from issuance of debt					$ 1,500,000													$ 7,500,000
Fixed interest rate (as a percent)		10.00%			8.00%
Conversion price (in dollars per share) | $ / shares		$ 4.25			$ 3.97													$ 3.97
Stock dividend (as a percent)																													5.00%
Period for conversion of debt instruments																		6 months
Percentage of the conversion price that the weighted average price of the entity's common stock must exceed in order for the notes to be convertible																		200.00%
Number of trading days within 30 consecutive trading days required per the conversion eligibility terms (in days)																		20 days
Average daily trading volume of the company's no par value common stock during 20 trading days in order for the notes to be convertible (in shares) | shares																		50,000
Percentage of principal amount at which debt may be required to be repurchased																		100.00%
Percentage of principal amount at which notes may be required to be repurchased by majority of debt holders																		110.00%
Debt Instrument, Face Amount		$ 1,500,000.0
Convertible Subordinated Promissory Notes Issued in March 2014
Debt Instrument [Line Items]
Fixed interest rate (as a percent)							10.00%
Conversion price (in dollars per share) | $ / shares							$ 4.50
Percentage of the conversion price that the weighted average price of the entity's common stock must exceed in order for the notes to be convertible																		105.00%
Number of days written notice to prepay convertible debt ( period in days)																		60 days
Promissory note
Debt Instrument [Line Items]
Proceeds from issuance of debt																		$ 1,000,000.0
Park City Capital Offshore Master, Ltd | Promissory note
Debt Instrument [Line Items]
Ownership percentage							5.00%
Anthony Cantone and Cantone Asset Management LLC
Debt Instrument [Line Items]
Repayment of debt															$ 1,500,000
Ownership percentage																							5.00%				5.00%
Cantone Asset Management LLC
Debt Instrument [Line Items]
Fixed interest rate (as a percent)																														8.00%
Debt Instrument, Face Amount																														$ 5,000,000.0
Payments for Fees		37,500
Annual Consulting Fees		15,000
Cantone Asset Management LLC | Promissory note
Debt Instrument [Line Items]
Proceeds from issuance of debt								$ 1,500,000	$ 3,500,000
Glenvue H&R | Housing and Healthcare Finance, LLC | Secured Debt | Subsidiaries
Debt Instrument [Line Items]
Fixed interest rate (as a percent)				3.75%
Maximum borrowing capacity				$ 8,800,000
Convertible Debt | Subordinated convertible debt
Debt Instrument [Line Items]
Fixed interest rate (as a percent)										10.00%						10.00%
Convertible Debt | Convertible Subordinated Promissory Notes Issued in 2012 [Member]
Debt Instrument [Line Items]
Fixed interest rate (as a percent)															8.00%						10.00%
Debt Instrument, Face Amount		$ 4,847,000
Convertible Debt | Convertible note issued in 2015
Debt Instrument [Line Items]
Conversion price (in dollars per share) | $ / shares		$ 4.25										$ 4.25										$ 3.97
Debt Instrument, Convertible, Maximum Number of Shares Issued and Issuable | shares												3,850,405
Percentage of the conversion price that the weighted average price of the entity's common stock must exceed in order for the notes to be convertible		150.00%										125.00%
Number of days written notice to prepay convertible debt ( period in days)		60 days										60 days
Debt Instrument, Convertible, Threshold Trading Days | day		10										10
Debt Instrument, Subscription Accepted Not Funded, Face Amount			800,000
Debt Instrument, Face Amount			$ 6,000,000									$ 1,700,000
Debt Instrument, Face Amount With Extended Maturity Date																					$ 1,500,000
Debt Instrument, Redemption Price, Percentage		115.00%
Debt instrument, outstanding amount																		$ 7,700,000
Convertible Debt | 2015 Convertible Subordinated Notes Subscription Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 8,500,000.0